Related party transactions (Details 1)	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Statement [Line Items]
Total associates and joint ventures	$ 2,666,000,000		$ 2,749,000,000
Total Direct Parent company	471		580
Total other related parties	2,756,000,000		(2,833,000,000)
Total Directors and Senior Management	(7,540,000,000)		(112,000,000)
Total Related Parties	2,756,000,000		(2,833,000,000)
Other payables	22,606,000,000		22,166,000,000
New Lipstick LLC [Member]
Statement [Line Items]
Reimbursement of expenses	62,000,000		65,000,000
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Leases and or rights of use receivable	12,000,000		15,000,000
Dividends receivables		$ 0		$ 440
Contributions pending integration	45		0
Other investments		559		588
Non convertible notes	(134,000,000)		(136)
Equity incentive plan receivable	1		2
Loans granted to associates	796		530,000,000
Borrowings	(86)		(132)
Management fees receivable	27		41
Other payables		(207)		(190)
Other receivables	1,590		1,524,000,000
IFISA [Member]
Statement [Line Items]
Loans granted to associates	471			580
Other Related Parties [Member]
Statement [Line Items]
Management Fees payable	0		(26)
Other investments		736		0
Non convertible notes	0		52
Other payables		(124)		(23)
Other receivables	516		941,000,000
Reimbursement of expenses	25,000,000		54,000,000
Legal services	9		28
CAMSA And Its Subsidiaries [Member]
Statement [Line Items]
Management Fees payable	(3,127,000,000)		8,565
Directors And Senior Management [Member]
Statement [Line Items]
Fees	(7,540,000,000)		(139,000,000)
Advance receivables	$ 0		$ 27
Yad Levin [Member]
Statement [Line Items]
Loans granted to Yad Levin		$ 4,739,000,000		$ 4,762,000,000